Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment

Property, plant and equipment at December 31, 2012 and 2013 consisted of the following (in thousands):

	2012	2013
Land and improvements	$6,802	$6,987
Buildings and improvements	36,109	38,258
Machinery and equipment	105,736	128,284
Construction-in-progress	9,160	10,119

	157,807	183,648
Less: Accumulated depreciation	(36,699)	(57,362)

	$121,108	$126,286